Stock-based Compensation (Summary of Compensation Costs under the BIP Trust) (Detail) - Board Incentive Plan [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Compensation costs	¥ 1,601	¥ 2,514	¥ 1,238
Tax benefit	490	770	379
Unrecognized compensation costs	2,604	396	1,617
The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Compensation costs	723	1,452	1,039
Tax benefit	221	445	318
Unrecognized compensation costs	182	360	346
The BIP Trust III [Member]
Stock-based Compensation [Line Items]
Compensation costs	520	218	2,112
Tax benefit	¥ 159	¥ 67	¥ 385